Segment Information (Income from operations and capital expenditures) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segment revenues										$ 36	$ 0	$ 0
Segment other income										9	6	5
Total segment revenues and other income	$ 310		$ 195	$ 193	$ 183	$ 190	$ 187	$ 186	$ 184	961	793	713
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segment revenues										910
Segment other income										75
Total segment revenues and other income										985	793	713
Segment cost of revenues										441
Segment operating income before portion attributable to noncontrolling interest										544
Segment portion attributable to noncontrolling interest and Predecessor										146	188	209
Segment operating income attributable to MPLX LP										398	213	143
Operating Segments [Member] | L&S [Member]
Segment Reporting Information [Line Items]
Segment revenues										760	747	680
Segment other income										75	46	33
Total segment revenues and other income										835	793	713
Segment cost of revenues										379	392	361
Segment operating income before portion attributable to noncontrolling interest										456	401	352
Segment portion attributable to noncontrolling interest and Predecessor										134	188	209
Segment operating income attributable to MPLX LP										322	$ 213	$ 143
Operating Segments [Member] | G&P [Member]
Segment Reporting Information [Line Items]
Segment revenues										150
Segment other income										0
Total segment revenues and other income										150
Segment cost of revenues										62
Segment operating income before portion attributable to noncontrolling interest										88
Segment portion attributable to noncontrolling interest and Predecessor										12
Segment operating income attributable to MPLX LP										$ 76

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.